Composition of The Group (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of subsidiaries [abstract]
Summary of the Material Subsidiaries	Set forth below is a summary of the Company’s material subsidiaries:

Successor
Name of subsidiary	Registered in	Interest in voting stock held by the Company for the period from May 1, 2021 through September 30, 2021	Interest in voting stock held by the Company for the period from October 1, 2021 through September 30, 2022 and October 1, 2022 through September 30, 2023
Birkenstock Canada Ltd.	Canada	100%	100%
Birkenstock Components GmbH	Germany	100%	100%
Birkenstock Cosmetics GmbH	Germany	100%	100%
Birkenstock digital GmbH	Germany	100%	100%
Birkenstock Europe GmbH	Germany	100%	100%
Birkenstock Financing S.à r.l.	Luxembourg	100%	100%
Birkenstock Global Sales GmbH	Germany	100%	100%
Birkenstock Group B.V. & Co. KG	Germany	100%	100%
Birkenstock IP GmbH	Germany	100%	100%
Birkenstock India Private Ltd.	India	100%	100%
Birkenstock Injections GmbH	Germany	100%	100%
Birkenstock Japan Limited	Japan	100%	100%
Birkenstock Logistics GmbH	Germany	100%	100%
Birkenstock MEA FZ LLC	UAE	100%	100%
Birkenstock Nordic ApS	Demark	100%	100%
Birkenstock Real Estate GmbH	Germany	100%	100%
Birkenstock Product GmbH	Germany	100%	100%
Birkenstock Productions Hessen GmbH	Germany	100%	100%
Birkenstock Productions Rheinland-Pfalz GmbH	Germany	100%	100%
Birkenstock Productions Sachsen GmbH	Germany	100%	100%
Birkenstock Spain S.L.U.	Spain	100%	100%
Birkenstock Trading (Shanghai) Co. Ltd.	China	100%	100%
Birkenstock UK Ltd.	United Kingdom	100%	100%
Birkenstock US BidCo Inc.	USA	100%	100%
Birkenstock USA LP	USA	100%	100%
S&CC Portugal Unipessoal, Lda.	Portugal	100%	100%

Predecessor
Name of subsidiary	Registered in	Interest in voting stock held by the Company for the period from October 1, 2019 through September 30, 2020
Birkenstock Canada Ltd.	Canada	100%
Birkenstock Components GmbH	Germany	100%
Birkenstock digital GmbH	Germany	100%
Birkenstock India Private Ltd.	India	100%
Birkenstock Japan Limited	Japan	100%
Birkenstock MEA FZ LLC	UAE	100%
Birkenstock Nordic ApS	Denmark	100%
Birkenstock Productions Hessen GmbH	Germany	100%
Birkenstock Productions Rheinland-Pfalz GmbH	Germany	100%
Birkenstock Productions Sachsen GmbH	Germany	100%
Birkenstock Real Estate GmbH	Germany	100%
Birkenstock Sales GmbH	Germany	100%

Birkenstock Spain, SL	Spain	100%
Birkenstock Trading (Shanghai) Co. Ltd.	China	100%
Birkenstock UK Ltd.	United Kingdom	100%
Birkenstock USA LP	USA	100%